Information by Segment and Geographic Area (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Total revenues	$ 2,066,288	$ 2,895,970	$ 3,046,018
Operating income from continuing operations	69,287	(142,643)	(183,559)
Total assets	2,269,227	2,446,517	2,979,538
Depreciation and Amortization	176,326	237,041	272,117
Capital Expenditures	208,859	245,551	264,738
Interest income	1,702	2,087	3,676
Interest expense	(47,111)	(49,654)	(47,381)
Change in fair value to unit adjustment liability	9,740	966	0
Income (loss) from continuing operations before income taxes and equity income (loss)	14,138	(191,176)	(227,264)
Segment operating income
Segment Reporting Information [Line Items]
Operating income from continuing operations	115,022	(79,705)	(146,809)
Harsco Metals & Minerals Segment
Segment Reporting Information [Line Items]
Total revenues	1,378,142	1,358,454	1,404,103
Operating income from continuing operations	13,771	91,781	88,511
Total assets	1,476,660	1,599,329	1,565,494
Depreciation and Amortization	159,844	158,837	163,137
Capital Expenditures	187,665	172,583	189,073
Harsco Infrastructure [Member]
Segment Reporting Information [Line Items]
Total revenues	0	885,377	937,293
Operating income from continuing operations	0	(257,291)	(350,290)
Total assets	0	456,316	1,018,742
Depreciation and Amortization	0	58,449	89,814
Capital Expenditures	0	62,889	63,137
Harsco Rail [Member]
Segment Reporting Information [Line Items]
Total revenues	275,614	286,167	352,036
Operating income from continuing operations	37,137	26,695	55,742
Total assets	169,035	159,752	187,960
Depreciation and Amortization	5,591	10,362	10,116
Capital Expenditures	3,120	3,502	4,133
Harsco Industrial [Member]
Segment Reporting Information [Line Items]
Total revenues	412,532	365,972	352,586
Operating income from continuing operations	64,114	59,110	59,228
Total assets	127,591	83,946	81,708
Depreciation and Amortization	4,928	3,329	3,098
Capital Expenditures	9,298	3,936	3,669
General Corporate
Segment Reporting Information [Line Items]
Operating income from continuing operations	(45,735)	(62,938)	(36,750)
Total assets	495,941	147,174	125,634
Depreciation and Amortization	5,963	6,064	5,952
Capital Expenditures	$ 8,776	$ 2,641	$ 4,726